Derivative Liability (Narrative) (Details) (USD $)	12 Months Ended
Feb. 28, 2013 M
Derivative Liability 1	1.55%
Derivative Liability 2	1.78%
Derivative Liability 3	0
Derivative Liability 4	111.90%
Derivative Liability 5	113.40%
Derivative Liability 6	87
Derivative Liability 7	99
Derivative Liability 8	$ 2.45